Income Taxes - Schedule of Tax Effects of Temporary Differences (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Tax loss	$ 477,825	$ 283,630
Allowance for expected credit losses	297,132	310,139
Decelerated tax depreciation for HK		1,153
Refundable liability	10,417	54,566
Inventory provision	242,143	187,108
Unrealized fair value changes in short-term investment	74,237
Less: valuation allowance	(478,875)	(283,630)
Total	622,879	552,966
Deferred tax liabilities
Accelerated tax depreciation for the PRC	136,297	153,380
Accelerated tax depreciation for HK	2,200
Undistributed earnings of PRC subsidiary		23,050
Unrealized fair value changes in short-term investments	234,445
Total	$ 372,942	$ 176,430